Net interest income - Summary of net interest income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Cash and balances at central banks	£ 9,567	£ 8,384	£ 2,097
Fair value through other comprehensive income	2,335	3,808	1,493
Cash collateral	2,026	1,987	405
Other	607	409	330
Interest and similar income	25,780	24,261	11,779
Deposits at amortised cost	(10,513)	(8,741)	(3,104)
Debt securities in issue	(2,847)	(3,030)	(1,473)
Subordinated liabilities	(2,990)	(2,697)	(966)
Cash collateral	(2,185)	(2,206)	(396)
Other	(500)	(934)	(442)
Interest and similar expense	(19,035)	(17,608)	(6,381)
Net interest income	6,745	6,653	5,398
Debt securities
Disclosure of financial assets [line items]
Loans and advances at amortised cost	1,737	1,819	1,035
Loans and advances at amortised cost
Disclosure of financial assets [line items]
Loans and advances at amortised cost	£ 9,508	£ 7,854	£ 6,419